Stock Options (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The table below summarizes the assumptions used to estimate the fair values of the options:

Number of			Risk-free		Life of Option
Options	Date Issued	Exercise Price	Interest Rate	Volatility	in years
75,000	01/16/17	$0.75	1.54%	226.01%	3.00
6,000,000	01/20/17	$0.15	1.54%	220.00%	3.00
3,000,000	01/20/17	$0.15	1.54%	220.00%	4.00
350,000	01/31/17	$0.15	1.19%	132.84%	1.93
100,000	02/01/17	$0.15	1.22%	134.90%	2.00
100,000	03/13/17	$0.15	1.40%	144.84%	2.00
500,000	03/15/17	$0.15	1.02%	114.94%	1.40
20,000	03/21/17	$0.15	1.54%	233.07%	3.00
1,700,000	05/05/17	$1.47	1.71%	565.34%	4.00
1,000,000	05/05/17	$1.47	1.32%	202.99%	2.00
80,000	05/31/17	$0.75	1.44%	196.06%	3.00
660,000	06/12/17	$2.50	1.64%	589.85%	4.00
5,000	06/30/17	$3.49	1.55%	197.13%	3.00
13,590,000